OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other accounts receivable [Abstract]
Disclosure of detailed information about other accounts receivable [Table Text Block]
	December 31,
	2022	2021

Prepaid expenses	$1,488	$2,715
Government authorities	1,557	2,338
Related parties (see Note 21)	83	11
Indemnification assets (see Note 5)	-	2,112
Other receivables	195	7,304

	$3,323	$14,482